ACQUISITION OF TOWERTHREE WIRELESS DEL ECUADOR SA (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Business Combinations [abstract]
Schedule of Assets Acquired and Liabilities Assumed
Fair value of T3 Ecuador net assets acquired	$
Cash	1,296
Taxes receivable	9,012
Property and equipment	74,067
Intangible asset	1,624
Accounts payable	(399)
Loans from related parties	(84,680)
Total fair value of T3 Ecuador net assets acquired	920